UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: 07/01/2016–06/30/2017

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Total Return Unconstrained Fund.

There were no proxies voted on behalf of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset High Yield Fund, Western Asset Inflation-Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund and Western Asset Macro Opportunities Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2016 - 06/30/2017
Western Asset Funds, Inc.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Western Asset High Yield Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Macro Opportunities Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Total Return Unconstrained Fund =================

TROPICANA ENTERTAINMENT INC

Ticker:       TPCA           Security ID:  89708X105
Meeting Date: MAY 25, 2017   Meeting Type: Annual
Record Date:  APR 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     DIRECTOR                                For       For          Management
1.1   DANIEL A. CASSELLA                      For       For          Management
1.2   HUNTER C. GARY                          For       For          Management
1.3   CARL C. ICAHN                           For       For          Management
1.4   WILLIAM A. LEIDESDORF                   For       For          Management
1.5   DANIEL H. SCOTT                         For       For          Management
1.6   ANTHONY P. RODIO                        For       For          Management
1.7   KEITH COZZA                             For       For          Management
2     TO RATIFY THE APPOINTMENT OF GRANT      For       For          Management
      THORNTON LLP AS THE COMPANY'S
      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE FISCAL YEAR
      ENDING DECEMBER 31, 2017.
3     TO VOTE ON AN ADVISORY RESOLUTION TO    For       For          Management
      APPROVE EXECUTIVE COMPENSATION OF THE
      COMPANY'S NAMED EXECUTIVE OFFICERS, AS
      DISCLOSED IN THE PROXY STATEMENT
4     TO VOTE ON AN ADVISORY RESOLUTION TO    1 year    For          Management
      APPROVE THE FREQUENCY (WHETHER EVERY
      YEAR, EVERY TWO YEARS OR EVERY THREE
      YEARS) OF FUTURE ADVISORY RESOLUTIONS
      ON EXECUTIVE COMPENSATION

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Funds, Inc.

Date: August 15, 2017